Basis of Preparation of the Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Preparation [Abstract]
Schedule of functional currency [Table Text Block]
Currency	USD - ILS			USD - EUR
Period	2021	2020	2019	2021
December 31	3.110	3.215	3.446	0.883
Year Average	3.230	3.479	3.442	0.845